Consolidated Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating revenues:
Loss of hire insurance recoveries		$ 5,970,000	$ 2,840,000	$ 758,000
Other income		2,086,000	1,943,000	341,000
Total revenues		318,599,000	290,716,000	268,585,000
Gain from disposal of vessel		703,000
Operating expenses:
Vessel operating expenses		108,519,000	93,351,000	86,032,000
Voyage expenses and commission		3,600,000	5,536,000	2,814,000
Depreciation		111,817,000	110,902,000	107,419,000
Impairment		16,384,000	49,649,000
General and administrative expenses		6,067,000	6,142,000	6,098,000
Total operating expenses		246,387,000	265,580,000	202,363,000
Operating income (loss)		72,915,000	25,136,000	66,222,000
Finance income (expense):
Interest income		3,636,000	3,468,000	822,000
Interest expense		(67,352,000)	(72,070,000)	(42,604,000)
Other finance expense		(358,000)	(589,000)	(628,000)
Realized and unrealized gain (loss) on derivative instruments		6,798,000	5,369,000	35,510,000
Net gain (loss) on foreign currency transactions		(943,000)	(237,000)	220,000
Total finance income (expense)		(58,219,000)	(64,059,000)	(6,680,000)
Income (loss) before income taxes		14,696,000	(38,923,000)	59,542,000
Income tax benefit (expense)		(631,000)	4,595,000	(875,000)
Net income (loss)	[1]	14,065,000	(34,328,000)	58,667,000
Time charter and bareboat revenues
Operating revenues:
Revenue from contract with customers		306,915,000	277,084,000	262,797,000
Voyage revenues
Operating revenues:
Revenue from contract with customers		$ 3,628,000	$ 8,849,000	$ 4,689,000

[1]	Included in net income is interest paid amounting to $65.7 million, $69.3 million and $37.3 million for the years ended December 31, 2024, 2023 and 2022, respectively.